Trade accounts receivable	12 Months Ended
Dec. 31, 2023
Trade accounts receivable
Trade accounts receivable

6.Trade accounts receivable

12/31/2023
Accounts receivable from customer	95,922
Provisional pricing adjustment	(66,229)
29,693

The Company’s operations include accounts receivables where the final selling price is established approximately 105 days after product delivery and revenue recognition.

Trade accounts receivable is subject to significant market price changes until the final selling price is settled. The Company monitors the futures market for lithium to estimate the final prices when the quotational periods of the contracts close. As a result, accounts receivable on December 31, 2023 have been estimated and adjusted to the relevant forward market prices (see Note 24).

Accounting policy

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value.

Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotational periods stipulated in the contracts with changes between the provisional price and the final price recorded in revenues. For contracts with variable pricing dependent on the content of mineral in the product delivered, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the products.

The final invoices are generally issued after receipt and analysis of the commodities (approval of quantities, moisture and content of the mineral contained by the customer) and accounts receivables are then remeasured according to each contract.

The fair value of the sale price adjustment is reassessed at each reporting date, based on all variable pricing elements.

The Company periodically measures expected credit losses. The Company considers the history and financial conditions of its customer. The Company did not recognize any credit losses in these consolidated financial statements.